Discontinued operations - Components of Income (Loss) from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposal Groups, Including Discontinued
Income tax expense	$ (37.7)
Net earnings (loss) from discontinued operations	9.6	$ (11.5)	$ 46.9
Discontinued Operations, Disposed of by Sale | Mobile Power Generation
Disposal Groups, Including Discontinued
Revenue from discontinued operations	83.5	117.9	154.4
Operating expense	17.8	29.6	44.1
Depreciation and amortization expense	22.3	45.7	51.7
General and administrative expense	16.8	38.8	28.0
Indemnity claim under acquisition agreement	0.0	0.0	(21.3)
Operating leases	3.8	3.6	2.8
(Gain) Loss on sale	0.3	0.0	(0.2)
Loss on debt extinguishment	0.0	1.4	4.8
Interest income	(4.5)	(2.1)	(0.6)
Interest expense	1.0	7.0	12.2
Other expenses	3.5
Other (income)		(0.9)	(14.4)
Gain on sale of assets	(24.8)	0.0	0.0
Net earnings (loss) from discontinued operations before income tax	47.3	(5.2)	47.3
Income tax expense	37.7	6.3	0.4
Net earnings (loss) from discontinued operations	$ 9.6	$ (11.5)	$ 46.9